QUARTERLY REPORT

BROOKMONT CATASTROPHIC BOND ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Principal	Value
6.22%	TREASURY BILLS
	US Treasury Bill 04/02/2026 1.785%(A)	$3,500,000	$3,499,651

6.22%	TOTAL TREASURIES		3,499,651
	(Cost: $3,499,658)

88.73%	INSURANCE-LINKED SECURITIES
88.73%	FINANCIALS
	2001 Cat RE Ltd. 01/08/2027 15.766% 144A(B)	1,750,000	1,783,775
	3264 RE Ltd. 02/07/2028 24.750% 144A	500,000	523,775
	Abacab RE Ltd. 04/13/2029 9.790% 144A	1,000,000	1,000,000
	Acorn Re Ltd. 11/06/2026 7.863% 144A(B)	250,000	253,350
	Alamo Re Ltd. 06/07/2026 12.580% 144A(B)	250,000	253,375
	Alamo Re Ltd. 144A(B)	250,000	254,875
	Aragonite Re Ltd. 04/07/2027 8.953% 144A(B)	1,000,000	1,021,600
	Armor RE II Ltd. 01/07/2028 12.040% 144A(B)	1,000,000	1,060,300
	Ashera RE 04/07/2027 8.743% 144A(B)	500,000	505,850
	Atlas Capital Dac 06/07/2028 10.906% 144A(B)	750,000	771,975
	Baldwin Re Ltd. 07/07/2027 8.590% 144A(B)	250,000	255,988
	Bayou RE Ltd. 04/30/2027 11.842% 144A(B)	500,000	519,500
	Bayou Re Ltd. 05/26/2026 15.920% 144A(B)	250,000	253,875
	Black Kite Re Ltd. 05/08/2028 11.470% 144A(B)	500,000	504,325
	Blue Ridge Re Ltd. 01/08/2027 8.750% 144A(B)	250,000	252,350
	Blue Ridge RE Ltd. 01/08/2029 9.500% 144A(B)	250,000	247,288
	Blue Ridge RE Ltd. 01/08/2029 14.500% 144A(B)	750,000	741,338
	Bluebonnet RE Ltd. 06/07/2028 9.250% 144A(B)	250,000	257,875
	Bonanza RE Ltd. 01/08/2027 3.500% 144A(B)	750,000	636,375
	Bonanza RE Ltd. 12/19/2027 9.000% 144A(B)	500,000	505,350

QUARTERLY REPORT

BROOKMONT CATASTROPHIC BOND ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Principal	Value
Bridge Street RE Ltd. 01/08/2029 11.280% 144A(B)	$250,000	$251,725
Cape Lookout RE Ltd. 03/13/2028 10.400% 144A(B)	750,000	782,925
Cape Lookout RE Ltd. 03/21/2029 8.750% 144A(B)	500,000	500,000
Charles River Re Ltd. 05/10/2027 11.142% 144A(B)	250,000	257,350
Citrus Re Ltd. 06/07/2026 12.250% 144A(B)	250,000	253,500
Citrus RE Ltd. 06/07/2027 12.730% 144A(B)	250,000	258,550
Citrus RE Ltd. 06/07/2029 9.920% 144A(B)	500,000	500,000
Commonwealth Re Ltd. 07/08/2026 7.387% 144A(B)	250,000	251,650
Everglades RE Ii Ltd. 05/13/2027 14.003% 144A(B)	1,250,000	1,266,875
Fish Pond Re Ltd. 01/08/2027 7.560% 144A(B)	250,000	253,625
Floodsmart Re Ltd. 03/12/2027 17.860% 144A(B)	1,250,000	1,310,312
Floodsmart RE Ltd. 03/12/2027 21.130% 144A(B)	250,000	251,225
Foundation Re IV Ltd. 01/08/2027 9.780% 144A(B)	750,000	766,312
Four Lakes Re Ltd. 01/07/2027 13.240% 144A(B)	750,000	756,375
Four Lakes Re Ltd. 01/07/2028 11.790% 144A(B)	250,000	253,562
Four Lakes RE Ltd. 01/07/2028 9.040% 144A(B)	750,000	767,025
Four Lakes RE Ltd. 01/08/2029 9.540% 144A(B)	250,000	248,112
Fuchsia 2023-1 London Bridge 2 PCC Ltd. 04/06/2027 13.810% 144A(B)	750,000	774,900
Fuchsia 2024-1 - London Bridge 2 PCC Ltd. 04/06/2028 8.660% 144A(B)	250,000	257,012
Gateway Re Ltd. 07/07/2027 13.040% 144A	750,000	771,488
Golden Bear RE Ltd. 03/07/2029 13.172% 144A(B)	250,000	250,000
Handshake RE Ltd. 01/08/2030 8.030% 144A(B)	250,000	248,550

QUARTERLY REPORT

BROOKMONT CATASTROPHIC BOND ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Principal	Value
Herbie RE Ltd. 06/07/2027 34.530% 144A(B)	$1,000,000	$1,117,050
Hestia RE Ltd. 03/13/2028 10.260% 144A(B)	500,000	508,000
Integrity RE III 06/06/2027 29.000% 144A(B)	1,500,000	1,648,350
Integrity RE III 06/07/2029 6.000% 144A(B)	1,250,000	1,250,000
Kendall RE Ltd. 04/30/2027 11.241% 144A(B)	500,000	513,500
Lightning Re Series 2023 03/31/2026 14.541% 144A	250,000	250,000
Logistics Re Ltd. 12/21/2027 9.500% 144A	250,000	255,125
Marlon Ltd. 06/07/2027 10.836% 144A(B)	250,000	261,350
Maschpark Re Ltd. 01/10/2028 7.000% 144A(B)	1,250,000	1,275,625
Matterhorn RE Ltd. 02/16/2029 15.290% 144A(B)	500,000	497,350
Matterhorn RE Ltd. 02/04/2028 15.930% 144A(B)	500,000	498,925
Matterhorn Re Ltd. 09/22/2028 6.040% 144A(B)	250,000	250,388
Mayflower RE Ltd. 07/08/2026 10.013% 144A(B)	250,000	253,250
Meadows Ltd. 12/07/2029 15.753% 144A(B)	250,000	243,362
Meadows Ltd. 12/07/2029 11.003% 144A(B)	500,000	495,275
Mona Lisa RE Ltd. 01/08/2031 9.040% 144A(B)	250,000	251,050
Montoya Re Ltd. 04/07/2028 10.110% 144A(B)	750,000	764,212
Mountain Re Ltd 06/05/2026 10.250% 144A(B)	250,000	252,625
Nakama Re Ltd. 05/09/2028 7.502% 144A(B)	750,000	771,225
Nakama Re Pte. Ltd. 04/04/2029 6.018% 144A(B)	250,000	251,738
Palm Re Ltd. 06/07/2027 13.210% 144A(B)	500,000	523,300
Palm RE Ltd. 06/07/2028 11.260% 144A(B)	500,000	515,450
Photon RE Ltd. 03/07/2030 11.530% 144A(B)	250,000	249,800
Photon RE Ltd. 03/07/2030 12.280% 144A(B)	250,000	249,625
Puerto Rico Parametric 06/07/2027 12.503% 144A(B)	750,000	784,988
Purple Re Ltd. 06/05/2026 14.110% 144A(B)	250,000	254,125
Purple Re Ltd. 06/07/2027 12.656% 144A(B)	250,000	257,900

QUARTERLY REPORT

BROOKMONT CATASTROPHIC BOND ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Principal	Value
Purple RE Ltd. 06/07/2029 6.030% 144A(B)	$250,000	$250,000
Residential RE 2023 Ltd. 12/06/2027 9.500% 144A(B)	250,000	260,450
Residential Reinsur 2025 12/06/2029 13.753% 144A(B)	750,000	744,938
Sabine RE Ltd. 04/08/2030 9.172% 144A(B)	500,000	500,000
Sanders RE Ii Ltd. 04/08/2030 8.253% 144A(B)	250,000	262,575
Sanders Re III Ltd. 04/07/2027 9.010% 144A(B)	250,000	255,612
Sanders RE III Ltd. 04/07/2028 9.100% 144A(B)	1,175,000	1,224,115
Sutter RE Ltd. 06/19/2026 10.250% 144A(B)	250,000	252,175
Sutter RE Ltd. 06/19/2026 13.250% 144A(B)	750,000	758,700
Titania RE Ltd. 07/09/2029 9.753% 144A(B)	500,000	514,400
Tomoni Re Pte. Ltd. 04/07/2026 6.370% 144A(B)	250,000	250,025
Torrey Pines Re Ltd. 06/05/2026 8.836% 144A(B)	250,000	251,175
Torrey Pines Re Ltd. 06/05/2026 11.750% 144A(B)	250,000	252,200
Torrey Pines RE Ltd. 06/07/2028 8.040% 144A(B)	750,000	764,175
Torrey Pines RE Ltd. 06/07/2028 10.040% 144A(B)	500,000	514,025
Turris RE Ltd. 01/08/2029 5.930% 144A(B)	500,000	501,750
Ursa Re Ltd. 12/07/2026 9.010% 144A(B)	250,000	253,700
Ursa RE Ltd. 12/07/2026 12.260% 144A(B)	250,000	256,675
US Treasury 03/08/2028 7.003% 144A(B)	250,000	252,312
Veraison RE Ltd. 03/08/2028 8.503% 144A(B)	500,000	508,700
Veraison RE Ltd. 03/08/2029 6.403% 144A(B)	250,000	250,100
Windrose RE Ltd. 02/13/2029 8.765% 144A(B)	250,000	249,275
Windrose RE Ltd. 02/13/2029 11.670% 144A(B)	500,000	502,050
Winston Re Ltd. 02/21/2028 10.010% 144A(B)	1,000,000	1,023,200

QUARTERLY REPORT

BROOKMONT CATASTROPHIC BOND ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Principal	Value
	Winston RE Ltd. 02/26/2027 13.720% 144A(B)	$250,000	$259,925
	Winston RE Ltd. 02/26/2027 15.200% 144A(B)	250,000	260,950
	Wrigley Re Ltd. 08/07/2026 9.730% 144A(B)	250,000	253,775
	Wrigley RE Ltd. 08/07/2026 10.200% 144A(B)	750,000	759,188
	Yosemite RE Ltd. 06/07/2028 10.753% 144A(B)	250,000	262,338
			49,926,303

88.73%	TOTAL INSURANCE-LINKED SECURITIES		49,926,303
	(Cost: $50,353,836)

94.95%	TOTAL INVESTMENTS		53,425,954
	(Cost: $53,853,494)
5.05%	Other assets, net of liabilities		2,838,658
100.00%	NET ASSETS		$56,264,612

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of March 31, 2026.

(B)Issued in the United States by a foreign bank and denominated in USD.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $29,787,165 and is 85.38% of the Fund’s net assets.

QUARTERLY REPORT

BROOKMONT CATASTROPHIC BOND ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets
Treasury Bills	$—	$3,499,651	$—	$3,499,651
Insurance-Linked
Securities	—	49,926,303	—	49,926,303
	$—	$53,425,954	$—	$53,425,954

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $53,853,494, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,597
Gross unrealized depreciation	(472,137)
Net unrealized appreciation	$(427,540)